Accumulated Other Comprehensive Loss (AOCL) - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before income tax effect	$ (121,271)	$ (123,057)	$ (123,345)
Income tax effect	8,090	9,164	10,695
Accumulated other comprehensive loss	(113,181)	(113,893)	(112,650)	$ (117,682)	$ (91,832)
Defined benefit plan liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before income tax effect	(124,085)	(125,917)	(121,910)
Income tax effect	8,654	9,736	11,243
Accumulated other comprehensive loss		(116,181)	(110,667)	(115,852)	(77,921)
Gain (loss) on financial instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive loss before income tax effect	2,814	2,860	(1,435)
Income tax effect	$ (564)	(572)	(548)
Accumulated other comprehensive loss		$ 2,288	$ (1,983)	$ (1,830)	$ (1,679)